Oil and Gas Property Disclosure	12 Months Ended
Dec. 31, 2016
Notes
Oil and Gas Property Disclosure

4. Oil and Gas Property

During the year ended December 31, 2015, the Company purchased a 50% interest in an oil and gas well in Alberta, Canada for CAD$125,000 (US$90,318). As at December 31, 2016, there was an outstanding balance of $Nil (2015 - CAD$20,000 (US$14,450)) of the purchase price (Note 5). At December 31, 2016, the Company has not determined reserve in the well.  Management estimated the useful life of the well was five years.  During the year ended December 31, 2016, the Company recorded amortization of $18,871 (CAD$25,000) (2015 - $Nil).

	2016 $	2015 $

Opening balance	90,318	--
Add: Acquisition costs	--	90,318
Add: Asset retirement obligation	3,910	--
Less: amortization	(18,871)	--
Foreign exchange	3,030	--
	78,387	90,318